Provisions - Cumulative payment protection insurance complains received and future claims expected (Details) - Payment Protection Insurance policy in Thousands	Dec. 31, 2017 USD ($) policy
Disclosure of other provisions [line items]
Cumulative actual inbound complaints (000s of policies)	1,555
Future expected inbound complaints (000s of policies)	363
Cumulative actual outbound contact (000s of policies)	685
Future expected outbound contact (000s of policies)	0
Cumulative actual response rate to outbound contact	44.00%
Cumulative actual average uphold rate per claim	76.00%
Future expected average uphold rate per claim	84.00%
Cumulative actual average redress per claim ($) | $	$ 2,564
Future expected average redress per claim ($) | $	$ 3,029
Cumulative actual complaints to Financial Ombudsman Service (000s of policies)	144
Future expected complaints to Financial Ombudsman Service (000s of policies)	26
Cumulative actual average uphold rate per Financial Ombudsman Service claim	40.00%
Future expected average uphold rate per Financial Ombudsman Service claim	47.00%